Leases (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Lease [Abstract]
Right of use assets	¥ 1,800,000
Weighted average discount rate	7.00%
Weighted average remaining lease terms	1 year 6 months
Rent expense	¥ 1,852,211	$ 275,980	¥ 1,174,826	$ 275,980
Operating leases commitment	¥ 552,223	$ 86,613